Investing Activities (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments					$ 1,359		$ 0		$ 0
Income (Loss) from Equity Method Investments					(335)		(228)		(104)
Contribution to equity-method investment for repayment of debt					248		0		0
Investments			$ 7,336		7,336		8,399
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			2,400		2,400		3,700
Equity Method Investment, payments to purchase or contributions					594		468		439
Equity Method Investment, dividends or distributions					633		365		154
Special distribution from equity-method investment					396		0		0
Summarized Financial Position of Equity Method Investments
Current assets			773		773		599
Noncurrent assets			9,549		9,549		9,135
Current liabilities			(633)		(633)		(850)
Noncurrent liabilities			(1,450)		(1,450)		(954)
Summarized Results of Operations of Equity Method Investments
Gross revenue					1,707		1,623		1,333
Operating income					690		534		367
Net income					611		460		291
Delaware Basin Gas Gathering System [Member]
Schedule of Equity Method Investments [Line Items]
Investments			$ 977		$ 977		1,478
Investment, Ownership Percentage			50.00%		50.00%
Equity Method Investment, payments to purchase or contributions					$ 57		20		0
Equity Method Investment, dividends or distributions					33		0		0
Appalachia Midstream Investments [Member]
Schedule of Equity Method Investments [Line Items]
Investments	[1]		$ 2,464		$ 2,464		3,033
Investment, Ownership Percentage			45.00%		45.00%
Equity Method Investment, payments to purchase or contributions					$ 93		84		0
Equity Method Investment, dividends or distributions					219		130		0
Utica East Ohio Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments	[2]		$ 1,525		$ 1,525		1,411
Investment, Ownership Percentage			62.00%		62.00%
Equity Method Investment, payments to purchase or contributions		$ 357			$ 357	[3]	57	[3]	0	[3]
Equity Method Investment, dividends or distributions					42		0		0
Discovery Producer Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments			$ 602		$ 602		602
Investment, Ownership Percentage			60.00%		60.00%
Equity Method Investment, payments to purchase or contributions					$ 35		106		193
Equity Method Investment, dividends or distributions					116		36		12
Laurel Mountain Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments			$ 391		$ 391		459
Investment, Ownership Percentage			69.00%		69.00%
Equity Method Investment, dividends or distributions					$ 31		39		0
Overland Pass Pipeline Company LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments			$ 445		$ 445		453
Investment, Ownership Percentage			50.00%		50.00%
Equity Method Investment, dividends or distributions					$ 45		27		27
Caiman Energy II LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments			$ 418		$ 418		432
Investment, Ownership Percentage			58.00%		58.00%
Equity Method Investment, payments to purchase or contributions					$ 0		175		192
Equity Method Investment, dividends or distributions					33		13		0
Gulfstream Natural Gas System, L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Contribution to equity-method investment for repayment of debt					248
Investments			$ 293		$ 293		317
Investment, Ownership Percentage			50.00%		50.00%
Equity Method Investment, dividends or distributions					$ 88		81		81
Special distribution from equity-method investment					396
Special distribution repayable to equity-method investment			$ 149		149
Other [Member]
Schedule of Equity Method Investments [Line Items]
Investments			221		221		214
Equity Method Investment, payments to purchase or contributions					52		26		54
Equity Method Investment, dividends or distributions					26		$ 39		$ 34
Impairment Of Equity-Method Investments [Member] | Delaware Basin Gas Gathering System [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			45	$ 458
Impairment Of Equity-Method Investments [Member] | Appalachia Midstream Investments [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			559	$ 3
Impairment Of Equity-Method Investments [Member] | Utica East Ohio Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			241
Impairment Of Equity-Method Investments [Member] | Laurel Mountain Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			$ 45
Income Loss From Equity Method Investment [Member] | Appalachia Midstream Investments [Member]
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments					$ 19
Additional Investment [Member] | Utica East Ohio Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investment, Ownership Percentage		13.00%	13.00%		13.00%
Equity-Method Investment Debt Due November 1, 2015 [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investment debt			$ 500		$ 500
Equity-Method Investment Debt Due June 1, 2016 [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investment debt			$ 300		$ 300

[1]	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 45 percent interest.
[2]	We acquired an approximate 13 percent additional interest in UEOM in 2015. (See Note 2 – Acquisitions.)
[3]	2015 includes purchase of additional interest in UEOM. (See Note 2 – Acquisitions.)